Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity Registrant Name	KOREA ELECTRIC POWER CORPORATION
Entity Central Index Key	0000887225
Document Type	20-F
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	641,964,077
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Entity File Number	001-13372
Entity Incorporation, State or Country Code	M5
Entity Address, Address Line One	55 Jeollyeok-ro
Entity Address, City or Town	Naju-si
Entity Address, Country	KR
Entity Address, Postal Zip Code	58322
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ernst & Young Han Young
Auditor Firm ID	1437
Auditor Location	Seoul, the Republic of Korea
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	55 Jeollyeok-ro
Entity Address, City or Town	Naju-si
Entity Address, Country	KR
Entity Address, Postal Zip Code	58322
Contact Personnel Name	Hwayun Kim
City Area Code	61
Local Phone Number	345 4218
Contact Personnel Email Address	kim0430@kepco.co.kr
Common Stock
Document Information [Line Items]
Trading Symbol	KEP
Title of 12(b) Security	Common stock, par value Won 5,000 per share
Security Exchange Name	NYSE
ADS
Document Information [Line Items]
Trading Symbol	KEP
Title of 12(b) Security	American depositary shares, each representing one-half of share of common stock
Security Exchange Name	NYSE